STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	26,334	18,505
Stock reserved for future issuance	863,108
Number of restricted stock granted	9,535
Exercise price per share vested	$ 707.63
Weighted-average fair value per share , grant	$ 230.89
Unrecognized stock based compensation	$ 361,863
Weighted average period	1 year 7 months 9 days
Board of Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted	114,550
Board of Members [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period	0 years
Exercise price per share vested	$ 8.50
Board of Members [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period	4 years
Exercise price per share vested	$ 125.60
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 919,056	$ 121,764
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 152,787	$ 0
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	18,432
Stock reserved for future issuance	4,166		12,500